ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables and accruals	$ 94,067	$ 94,775
Inventory commitment reserve	843	1,440
Accrued royalties	14,348	14,548
Accrued payroll and related liabilities	18,115	17,572
Deferred Rent	2,193	2,597
Professional Fees	6,702	4,153
Taxes payable (including sales taxes)	4,957	4,070
Product warranties (note 26(b)(iii))	7,914	8,159
Deferred Credits and Other Liabilities, Current	7,055	3,984
Restructuring Reserve, Current	2,486	540
Other	25,540	23,529
Total	$ 184,220	$ 175,367